Derivative instruments (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure Of Derivative Financial Assets And Liabilities [Line Items]
Derivative instruments

a) Derivative instruments
As of 30.6.25, USD bn
Derivative
financial
assets
Derivative
financial
liabilities
Notional values
related to derivative
financial assets and
liabilities
1
Other
notional
values
2
Derivative financial instruments
Interest rate 38.6 33.6 3,687 18,031
Credit derivatives 3.2 3.4 132
Foreign exchange 78.6 88.9 8,221 372
Equity / index 45.4 53.8 1,579 98
Commodities 4.3 3.5 174 19
Other
3
0.6 0.7 168
Total derivative financial instruments, based on netting under IFRS Accounting Standards
4
170.6 183.9 13,961 18,519
Further netting potential not recognized on the balance

sheet
5
(153.5) (162.0)
of which: netting of recognized financial liabilities / assets (130.5) (130.5)
of which: netting with collateral received / pledged (23.0) (31.5)
Total derivative financial instruments, after consideration of further netting potential 17.1 21.9
As of 31.3.25, USD bn
Derivative financial instruments
Interest rate 39.0 34.2 3,722 18,048
Credit derivatives 3.2 3.6 173
Foreign exchange 49.6 51.2 7,255 294
Equity / index 40.9 48.0 1,419 104
Commodities 5.0 4.2 180 19
Other
3
0.9 1.1 178
Total derivative financial instruments, based on netting under IFRS Accounting Standards
4
138.6 142.2 12,927 18,465
Further netting potential not recognized on the balance

sheet
5
(123.2) (127.9)
of which: netting of recognized financial liabilities / assets (100.9) (100.9)
of which: netting with collateral received / pledged (22.3) (27.0)
Total derivative financial instruments, after consideration of further netting potential 15.4 14.4
As of 31.12.24, USD bn
Derivative financial instruments
Interest rate 42.1 36.6 3,650 16,844
Credit derivatives 3.1 3.7 144
Foreign exchange 101.1 94.6 7,216 269
Equity / index 36.9 42.7 1,365 93
Commodities 2.6 2.2 155 17
Other
3
0.6 0.8 87
Total derivative financial instruments, based on netting under IFRS Accounting Standards
4
186.4 180.7 12,617 17,223
Further netting potential not recognized on the balance

sheet
5
(162.6) (166.4)
of which: netting of recognized financial liabilities / assets (135.6) (135.6)
of which: netting with collateral received / pledged (27.1) (30.8)
Total derivative financial instruments, after consideration of further netting potential 23.8 14.3
1 In cases where derivative

financial instruments are presented

on a net basis

on the balance sheet,

the respective notional

values of the netted

derivative financial instruments

are still presented on

a gross basis.
Notional amounts of client-cleared ETD and OTC transactions

through central clearing counterparties are not disclosed, as they have a significantly different risk profile.

2 Other notional values relate to derivatives
that are cleared through either a central counterparty

or an exchange and settled on a daily basis.

The fair value of these derivatives

is presented on the balance sheet within Cash collateral

receivables on derivative
instruments and Cash collateral payables on derivative instruments.

3 Includes Loan commitments measured at FVTPL, as well as unsettled purchases and sales of non-derivative financial instruments for which the
changes in the

fair value

between trade date

and settlement date

are recognized as

derivative financial

instruments.

4 Financial assets

and liabilities

are presented net

on the balance

sheet if UBS

AG has the
unconditional and legally enforceable right to offset the

recognized amounts, both in the normal

course of business and in the event of default,

bankruptcy or insolvency of UBS AG or its

counterparties, and intends
either to settle on a net basis or

to realize the asset and settle the

liability simultaneously. Refer to

“Note 22 Offsetting financial assets and

financial liabilities” in the “Consolidated financial

statements” section of
the UBS AG Annual Report 2024

for more information.

5 Reflects the netting potential in

accordance with enforceable master netting

and similar arrangements where not

all criteria for a net presentation

on the
balance sheet have been met. Refer to “Note 22 Offsetting financial assets and financial liabilities” in the “Consolidated financial statements” section of the UBS AG Annual Report 2024 for more information.

Cash collateral on derivative instruments

b) Cash collateral on derivative instruments
USD bn
Receivables
30.6.25
Payables
30.6.25
Receivables
31.3.25
Payables
31.3.25
Receivables
31.12.24
Payables
31.12.24
Cash collateral on derivative instruments, based on netting under IFRS Accounting
Standards
1
45.5 33.5 39.0 32.0 44.0 36.4
Further netting potential not recognized on the balance

sheet
2
(29.2) (17.5) (24.3) (17.1) (28.3) (22.6)
of which: netting of recognized financial liabilities / assets (27.3) (15.5) (22.2) (15.0) (25.9) (20.2)
of which: netting with collateral received / pledged (2.0) (2.0) (2.1) (2.1) (2.4) (2.4)
Cash collateral on derivative instruments, after consideration of further netting potential 16.2 16.0 14.7 14.9 15.7 13.8
1 Financial assets and liabilities are presented

net on the balance sheet if UBS

AG has the unconditional and

legally enforceable right to offset the

recognized amounts, both in

the normal course of business and

in
the event of default, bankruptcy or insolvency of UBS AG or its counterparties, and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously.

2 Reflects the netting potential
in accordance with enforceable master netting

and similar arrangements where

not all criteria for a net

presentation on the balance sheet

have been met. Refer to

“Note 22 Offsetting financial assets and

financial
liabilities” in the “Consolidated financial statements” section of the UBS AG Annual Report 2024 for more information.